INCOME TAXES (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Subtotal	$ 0	$ 7,892	$ 873
Less Valuation allowance	0	(7,892)	(873)
Net deferred tax assets	0	0	0
Hong Kong [Member]
Subtotal	0	518	428
PRC [Member]
Subtotal	0	7,374	157
Canada [Member]
Subtotal	$ 0	$ 0	$ 288